Commitments (Details) lb in Millions	12 Months Ended
Dec. 31, 2017 $ / oz lb oz
Antamina
Commitments
Attributable payable production of gold to be purchased (as a percent)	0.00%
Attributable payable production of silver to be purchased (as a percent)	22.50%
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of silver (as a percent)	5.00%
Term of agreement	40 years
Fixed silver payability (as a percent)	90.00%
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.00%
Maximum ounces of silver on which on-going price of spot price is payable	86,000,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	5.00%
Antapaccay, Peru
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of gold (as a percent)	20.00%
Payment for each ounce of silver (as a percent)	20.00%
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	30.00%
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	20.00%
Maximum ounces of silver on which on-going price of spot price is payable	12,800,000
Ounces of gold receivable for each 1,000 tonnes of copper	300
Copper for 300 ounces of gold	1,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold	630,000
Percentage of gold receivable after initial threshold is achieved	30.00%
Ounces of silver receivable for each 1,l000 tonnes of copper	4,700
Copper for 4,700 ounces of silver	1,000
Maximum ounces of silver receivable	10,000,000
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold on which on-going price of spot price is payable	750,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	30.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	30.00%
Candelaria
Commitments
Attributable payable production of gold to be purchased (as a percent)	68.00%
Attributable payable production of silver to be purchased (as a percent)	68.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	400
Payment for each ounce of silver (in dollars per ounce) | $ / oz	4.00
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	40.00%
Maximum ounces of silver on which on-going price of spot price is payable	12,000,000
Maximum ounces of gold on which on-going price of spot price is payable	720,000
Cobre Panama Tranche One
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	418
Payment for each ounce of silver (in dollars per ounce) | $ / oz	6.27
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	62.10%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	63.40%
Maximum ounces of silver on which on-going price of spot price is payable	9,842,000
Maximum ounces of silver on which on-going price of spot price is payable	21,510,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold	808,000
Purchase price per ounce of gold per ounce upon delivery initial | $ / oz	406
Purchase price per ounce of gold per ounce upon delivery initial post inflation adjustment | $ / oz	418.27
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	1,341,000
Silver price per ounce of silver per ounce upon delivery initial | $ / oz	6.09
Purchase price per ounce of silver per ounce upon delivery initial post inflation adjustment | $ / oz	6.27
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Ounces of gold receivable per every 1 million pounds of copper produced	120
Copper for stated ounces of gold | lb	1
Copper pounds per gold ounces to purchase threshold 2	81
Ounces of gold receivable per every 1 million pounds of copper produced | lb	1
Maximum ounces of gold receivable for second threshold	1,716,188
Ounces of silver receivable per every 1 million pounds of copper produced	1,376
Copper for stated ounces of silver | lb	1
Number of payable Silver ounces to be purchased per quantity of pounds of copper	1,776
Ounces of silver receivable per every 1 million pounds of copper produced | lb	1
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces	29,731,000
Cobre Panama Tranche Two
Commitments
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	20
Payment for each ounce of silver (in dollars per ounce) | $ / oz	20
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.53%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	15.85%
Maximum ounces of silver on which on-going price of spot price is payable	2,460,500
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	20.00%
Maximum ounces of silver on which on-going price of spot price is payable	9,618,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold	202,000
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold on which on-going price of spot price is payable	604,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Ounces of gold receivable per every 1 million pounds of copper produced	30
Copper for stated ounces of gold | lb	1
Copper pounds per gold ounces to purchase threshold 2	20.25
Ounces of gold receivable per every 1 million pounds of copper produced | lb	1
Maximum ounces of gold receivable for second threshold	429,047
Ounces of silver receivable per every 1 million pounds of copper produced	344
Copper for stated ounces of silver | lb	1
Number of payable Silver ounces to be purchased per quantity of pounds of copper	444
Ounces of silver receivable per every 1 million pounds of copper produced | lb	1
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces	7,432,750
Karma
Commitments
Attributable payable production of gold to be purchased (as a percent)	4.875%
Attributable payable production of silver to be purchased (as a percent)	0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of gold (as a percent)	20.00%
Term of agreement	40 years
Percentage of gold receivable after initial threshold is achieved	4.875%
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold receivable (per annum)	15,000
Guadalupe
Commitments
Attributable payable production of gold to be purchased (as a percent)	50.00%
Attributable payable production of silver to be purchased (as a percent)	0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	800
Term of agreement	40 years
Sabodala
Commitments
Attributable payable production of gold to be purchased (as a percent)	6.00%
Attributable payable production of silver to be purchased (as a percent)	0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of gold (as a percent)	20.00%
Term of agreement	40 years
Percentage of gold receivable after initial threshold is achieved	6.00%
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold receivable (per month)	1,875
MWS
Commitments
Attributable payable production of gold to be purchased (as a percent)	25.00%
Attributable payable production of silver to be purchased (as a percent)	0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	400
Term of agreement	40 years
Ounces of gold capped under agreement	312,500
Cooke 4
Commitments
Attributable payable production of gold to be purchased (as a percent)	7.00%
Attributable payable production of silver to be purchased (as a percent)	0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	0.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	400
Term of agreement	40 years
Sudbury
Commitments
Attributable payable production of gold to be purchased (as a percent)	50.00%
Attributable payable production of silver to be purchased (as a percent)	0.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz	400
Payment for each ounce of PGM (in dollars per ounce) | $ / oz	400
Term of agreement	40 years
Percentage of purchase commitment	50.00%